Subsequent Events (Details Narrative) - $ / shares	2 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended				8 Months Ended
	Mar. 02, 2026	Feb. 28, 2025	May 28, 2026	May 28, 2025	Jun. 30, 2026	Jun. 30, 2025	Aug. 14, 2026	Jul. 30, 2026	Jul. 28, 2026	Jul. 23, 2026	Aug. 28, 2026	Aug. 26, 2026
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Cash Paid					$ 1.0	$ 0.60
Common Stock [Member]
Subsequent Event [Line Items]
Dividends Payable, Date of Record										Jul. 23, 2026
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.57812	$ 0.57812	$ 0.57812	$ 0.57812
Subsequent Event [Member] | Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid								$ 0.59375
Preferred Stock, Dividend Rate, Percentage								9.50%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Cash Paid								$ 1.00
Dividends Payable, Date of Record										Jul. 23, 2026
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid											$ 0.57812
Preferred Stock, Dividend Rate, Percentage											9.25%
Anfield D P [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel delivery date									July 28, 2026
Archangel [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel delivery date							August 14
Alaska [member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessel delivery date												August 26, 2026